Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 21,720	$ 21,720	$ 117,000
Discounted cash flow method calculation period	5 years
Fair value of reporting unit			129,000
Aggregate amortization of intangible assets	$ 974	$ 1,162